Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Executive Board and Board of Directors loans
in	2017		2016	2015
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	25	[1]	26	5
Additions	3		6	21
Reductions	(2)		(7)	0
Balance at end of period	26	[1]	25	26
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	10	[2]	8	16
Additions	1		3	1
Reductions	0		(1)	(9)
Balance at end of period	11	[2]	10	8
1 The number of individuals with outstanding loans at the beginning and the end of the year was eight.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2017	2016	2015
Loans to equity method investees (CHF million)
Balance at beginning of period	173	135	13
Net borrowings/(repayments)	0	38	122
Balance at end of period	173	173	135

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2017		2016	2015
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	25	[1]	26	5
Additions	3		6	21
Reductions	(2)		(7)	0
Balance at end of period	26	[1]	25	26
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	10	[2]	8	16
Additions	1		3	1
Reductions	0		(1)	(9)
Balance at end of period	11	[2]	10	8
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2017	2016
Assets (CHF million)
Net loans	4,100	2,995
Other assets	208	44
Total assets	4,308	3,039
Liabilities (CHF million)
Due to banks/customer deposits	1,141	1,391
Short-term borrowings	489	0
Long-term debt	15,612	4,263
Other liabilities	851	244
Total liabilities	18,093	5,898
Related party revenues and expenses
in	2017	2016	2015
Revenues (CHF million)
Interest and dividend income	2	(2)	0
Interest expense	(574)	(280)	(276)
Net interest income	(572)	(282)	(276)
Commissions and fees	46	41	0
Other revenues	67	119	121
Net revenues	(459)	(122)	(155)
Expenses (CHF million)
Total operating expenses	320	152	201
Related party guarantees
end of	2017	2016
Guarantees (CHF million)
Credit guarantees and similar instruments	4	1
Other guarantees	0	34
Total guarantees	4	35